Dreyfus

Municipal Bond

Fund, Inc.

ANNUAL REPORT August 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            21   Statement of Assets and Liabilities

                            22   Statement of Operations

                            23   Statement of Changes in Net Assets

                            24   Financial Highlights

                            25   Notes to Financial Statements

                            29   Report of Independent Auditors

                            30   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              Dreyfus Municipal

                                                                Bond Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Bond Fund, Inc., covering the 12-month period from September 1, 1999 through August 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio
manager,    Richard    Moynihan.

The   U.S.   economy  grew  strongly  over  the  past  year  in  an  environment characterized by high levels of consumer spending and low levels of unemployment. Concerns that inflationary pressures might reemerge caused the Federal Reserve Board to raise short-term interest rates four times during the reporting period before signs of moderation began to appear in the summer of 2000.

Although higher interest rates led to lower municipal bond prices during the first half of the reporting period, supply-and-demand factors unique to the municipal bond market helped promote price improvement over the last six months of the period. Because of robust economic growth, many municipalities had little need to borrow during the reporting period, creating a reduced supply of new issues, while demand from individual investors strengthened.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus Municipal Bond Fund, Inc.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

September 15, 2000




DISCUSSION OF FUND PERFORMANCE

Richard Moynihan, Portfolio Manager

How did Dreyfus Municipal Bond Fund, Inc. perform during  the period?

For the 12-month period ended August 31, 2000 the fund achieved a 5.28% total return.(1) In comparison, the Lipper General Municipal Debt Funds category
average    return    was    5.10%    for    the    same    period.(2)

We attribute the fund's good overall performance to our security selection and duration management strategies, which emphasized investments -- such as longer term, deep discount bonds -- that performed particularly well during the second half of the reporting period as the overall municipal bond market rallied

What is the fund's investment approach?

The fund' s goal is to seek a high level of federally tax-exempt income from a diversified portfolio of municipal bonds. We also seek competitive total returns.

In pursuit of these objectives, we employ two primary strategies. First, we attempt to add value by searching the national marketplace for the tax-exempt bonds that we believe are most likely to provide the highest returns. This search involves a thorough analysis of individual securities' characteristics -- such as maturity, yield, price and redemption features. When we find securities that we believe are more attractive than existing holdings, we typically add them to the fund and sell bonds we consider less attractive.

Second, we tactically manage the fund' s average duration -- a measure of sensitivity to changes in interest rates -- in anticipation of interest-rate and supply-and-demand changes. For example, if we expect interest rates to rise or the supply of newly issued bonds to increase, we may reduce the fund's average
duration    by    maintaining    a    cash    position     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

which may later be reinvested in other securities, or by swapping into bonds with more defensive characteristics and shorter durations. Conversely, if we expect interest rates to decline or the demand for municipal bonds to surge, we may increase the portfolio's average duration to take advantage of opportunities for capital appreciation.

What other factors influenced the fund's performance?

When the reporting period began on September 1, 1999 the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. In response, the Federal Reserve Board raised short-term interest rates once in late 1999 and three times during the first half of 2000 for a total increase of 1.25 percentage points, during the reporting period. Higher interest rates and inflation concerns eroded the prices of many municipal bonds during the first half of the reporting period.

Despite higher interest rates, the municipal bond market generally rallied during the second half of the period. The market rally was largely the result of a reduced supply of newly issued bonds. Ongoing strength in the national, state and local economies enabled many states and municipalities to enjoy higher tax revenues and budget surpluses, curtailing their need to borrow. At the same time, demand for municipal bonds has been strong from individuals seeking to protect wealth created by the strong economy and a rising stock market. When demand rises and supply falls, prices of existing bonds generally tend to move higher.

What is the fund's current strategy?

We have been preparing for a time of greater general uncertainty regarding the economy and interest rates. Recent signs of an economic slowdown suggest that the Federal Reserve's restrictive monetary policies could be near an end. On the other hand, any threat of resurgent inflationary pressures could lead to more interest-rate hikes, which have the potential to derail a municipal bond market
that    we    believe

is fully valued after the recent rally. We expect this economic uncertainty to persist through November's presidential election, at which point the Fed may be more comfortable signaling their intentions for monetary policy.

Accordingly, we have recently been selling some of the lower coupon bonds that rallied most strongly over the past six months, locking in gains. When appropriate, we have redeployed the proceeds of those sales to high quality bonds with structures that we believe will help ensure their liquidity if and when we decide to sell them. In fact, as of August 31, 2000, more than two-thirds of the fund' s holdings were rated double-A or better by the major bond rating agencies.

In addition, we have modestly reduced the fund's average duration. This change is intended to increase our flexibility, which should enable us to act fast when the future direction of economic growth, inflation and interest rates becomes clearer.

September 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2)  SOURCE: LIPPER INC.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Municipal Bond
Fund, Inc. and the Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 8/31/00

                                                                 1 Year                   5 Years                 10 Years
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                              5.28%                    4.61%                    6.21%

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS MUNICIPAL BOND FUND, INC. ON 8/31/90 TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND INVESTS PRIMARILY IN MUNICIPAL SECURITIES AND ITS PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT FEES AND EXPENSES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, UNLIKE THE FUND, IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET, CALCULATED BY USING MUNICIPAL BONDS SELECTED TO BE REPRESENTATIVE OF THE MUNICIPAL MARKET OVERALL. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES WHICH CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS

August 31, 2000

                                                     Principal

LONG-TERM MUNICIPAL INVESTMENTS--96.4%              Amount ($)       Value ($)
--------------------------------------------------------------------------------

ALABAMA--3.3%

Alabama Housing Finance Authority, SFMR:

   6.45%, 10/1/2025                                                                           6,090,000              6,260,155

   6.10%, 10/1/2027                                                                           7,570,000              7,744,186

Alabama Industrial Development Authority,
   SWDR (Pine City Fiber Co.)

   6.45%, 12/1/2023                                                                          23,000,000             22,536,320

Alabama Public School and College Authority,
   Capital Improvement:

      5.50%, 7/1/2015                                                                        23,520,000             24,028,502

      4.25%, 11/1/2018 (Insured; FSA)                                                        20,000,000             16,914,600

Industrial Development Board of the Town of Courtland, SWDR

  (Champion International Corp. Project)

   7%, 11/1/2022                                                                              8,100,000              8,357,742

ALASKA--.7%

Alaska Energy Authority, Power Revenue (Bradley Lake)

   6%, 7/1/2017 (Insured; FSA)                                                                5,730,000              6,109,784

Alaska Housing Finance Corp.

  (Collateralized Veterans Mortgage Program)

   6.375%, 12/1/2027                                                                          5,830,000               6,030,843

Anchorage, Electric Utility Revenue

   6.50%, 12/1/2015 (Insured; MBIA)                                                           6,135,000               6,984,513

ARIZONA--1.8%

The Industrial Development Authority of the
  County of Apache, PCR

  (Tucson Electric Power Co. Project):

      5.85%, 3/1/2028                                                                        14,000,000              12,449,920

      5.875%, 3/1/2033                                                                       37,050,000              33,382,791

ARKANSAS--.1%

Little River County, Revenue (Georgia-Pacific Corp. Project)

   5.60%, 10/1/2026                                                                           3,350,000               3,091,548

CALIFORNIA--8.0%

Airport Commission City and County of San Francisco

  (San Francisco International Airport):

      6.50%, 5/1/2015 (Insured; FGIC)                                                        10,100,000              10,884,265

      4.50%, 5/1/2023 (Insured; MBIA)                                                        20,000,000              17,484,000

Alameda Corridor Transportation Authority,
   Revenue, Senior Lien:

      Zero Coupon, 10/1/2033 (Insured; MBIA)                                                  9,605,000               1,513,076

      Zero Coupon, 10/1/2035 (Insured; MBIA)                                                 23,545,000               3,302,422

California 5%, 2/1/2013 (Insured; FGIC)                                                       9,000,000               9,194,940

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

California Health Facilities Financing Authority, Revenue
  (Sutter Health)

   5.35%, 8/15/2028                                                                          15,000,000               14,690,700

California Public Works Board, LR
   (Various University of California Projects)

   5.50%, 6/1/2014                                                                            9,750,000               10,445,662

California Statewide Communities Development Authority:

   COP (The Internext Group) 5.375%, 4/1/2030                                                25,000,000               21,853,750

   LR 6.984%, 10/1/2033                                                                      20,750,000  (a)          17,090,115

   Special Facilities Revenue 6.835%, 10/1/2034                                              24,500,000  (a)          19,630,135

Department of Water and Power of The City of Los Angeles,

   Water Works Revenue 4.50%, 10/15/2024                                                     15,000,000               12,981,600

Foothill/Eastern Transportation Corridor Agency,
   Toll Road Revenue

   Zero Coupon, 1/1/2025                                                                     43,860,000               11,344,828

San Joaquin Hills Transportation Corridor Agency,

  Toll Road Revenue:

      Zero Coupon, 1/15/2025 (Insured; MBIA)                                                 43,535,000               11,077,916

      Zero Coupon, 1/15/2034 (Insured; MBIA)                                                139,000,000               21,130,780

      Zero Coupon, 1/15/2035 (Insured; MBIA)                                                113,500,000               16,264,550

Santa Ana Financing Authority, Revenue

   (South Harbor Boulevard) 5%, 9/1/2019 (Insured; MBIA)                                     10,000,000                9,766,300

COLORADO--1.0%

City and County of Denver, Airport Revenue:

   7.25%, 11/15/2023 (Prerefunded 11/15/2002)                                                 6,390,000  (b)           6,883,627

   7.25%, 11/15/2023                                                                         19,375,000               20,521,806

CONNECTICUT--1.4%

Connecticut Resource Recovery Authority

   (American Fuel Co. Project) 6.45%, 11/15/2022                                              7,325,000                6,772,841

Mashantucket Western Pequot Tribe, Special Revenue:

   6.40%, 9/1/2011 (Prerefunded 9/1/2007)                                                     9,170,000  (b,c)        10,270,583

   6.40%, 9/1/2011                                                                            9,330,000  (c)           9,873,752

DELAWARE--.6%

Delaware Economic Development Authority,
  Water Development Revenue

   (Wilmington Suburban Water Corp. Project)
   6.80%, 12/1/2023                                                                           8,000,000                8,133,920

Delaware Housing Authority, Senior SFMR 6.45%, 1/1/2026                                       7,130,000                7,251,067


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--3.0%

District of Columbia Water and Sewer Authority,
  Public Utility Revenue

   5.50%, 10/1/2018 (Insured; FSA)                                                           10,065,000               10,208,829

Metropolitan Washington Airports Authority,
   Airport System Revenue:

      6.625%, 10/1/2012 (Insured; MBIA)                                                      40,400,000               42,638,564

      6.625%, 10/1/2019 (Insured; MBIA)                                                      23,600,000               24,733,744

FLORIDA--6.6%

Florida Community Services Corp. Walton County,
  Water and Sewer Revenue

   (South Walton County Regional Utility) 7%, 3/1/2018                                        3,500,000                3,706,220

Florida State Board of Education:

  Lottery Revenue:

      5.25%, 7/1/2018 (Insured; FGIC)                                                         9,330,000                9,259,932

      5.25%, 7/1/2019 (Insured; FGIC)                                                         9,875,000                9,752,155

   Public Education Capital Outlay

      4.50%, 6/1/2021                                                                        13,065,000               11,205,851

Florida Department of Environmental Protection, Revenue:

   5.75%, 7/1/2012 (Insured; FGIC)                                                           18,925,000               20,370,492

   5.75%, 7/1/2013 (Insured; FGIC)                                                           10,270,000               10,982,943

Florida Department of Management Services,
   Florida Facilites Pool Revenue

   4.50%, 9/1/2028 (Insured; FSA)                                                             9,620,000                8,034,432

Gulf Breeze, Revenue (Capital Funding)
   4.50%, 10/1/2027 (Insured; MBIA)                                                          34,080,000               28,721,602

Orlando Utilities Commission, Water and Electric Revenue
   6.75%, 10/1/2017                                                                          15,875,000               18,404,840

Palm Beach County, Solid Waste IDR:

   (Okeelanta Power Limited Partnership Project)
      6.70%, 2/15/2015                                                                       23,400,000  (d)          13,338,000

   (Osceola Power Limited Partnership) 6.95%, 1/1/2022                                       33,800,000  (d)          19,266,000

Polk County Industrial Development Authority, IDR

   (IMC Fertilizer) 7.525%, 1/1/2015                                                         15,200,000               15,722,424

South Lake County Hospital District, Revenue
   (South Lake Hospital, Inc.)

   5.80%, 10/1/2034                                                                           3,450,000                3,276,948

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GEORGIA--3.9%

City of Atlanta, Water and Wastewater Revenue

   5.50%, 11/1/2022 (Insured; FGIC)                                                          10,000,000               10,186,000

Fulton County Facilities Corp., COP

  (Fulton County, Georgia Public Purpose Project)

   5.50%, 11/1/2018 (Insured; AMBAC)                                                         11,130,000               11,192,885

Georgia:

   5.80%, 11/1/2014                                                                          19,580,000               21,008,557

   5.80%, 11/1/2015                                                                          20,000,000               21,361,400

   5.75%, 8/1/2016                                                                           15,210,000               16,166,861

Georgia Housing and Finance Authority,
   Single Family Mortgage
   6.55%, 12/1/2027                                                                           6,520,000                6,636,773

Municipal Electric Authority of Georgia (Project One)

   5.25%, 1/1/2013 (Insured; MBIA)                                                           14,660,000               14,945,870

IDAHO--.4%

Idaho Housing Agency, Multi-Family Housing
   6.70%, 7/1/2024                                                                           10,050,000               10,435,920

ILLINOIS--4.9%

Chicago Board of Education:

   (Chicago School Reform)
   Zero Coupon, 12/1/2028 (Insured; FGIC)                                                    13,000,000                2,528,890

   Zero Coupon, 12/1/2017 (Insured; FGIC)                                                    10,000,000                3,799,100

   Zero Coupon, 12/1/2018 (Insured; FGIC)                                                    25,000,000                8,916,000

   Zero Coupon, 12/1/2024 (Insured: FGIC)                                                    31,050,000                7,633,953

   5.50%, 12/1/2026 (Insured; FGIC)                                                          29,000,000               29,259,260

Illinois Development Finance Authority, Revenue

  Pollution Control, Refunding
  (Central Illinois Public Service Co.)

   6.375%, 1/1/2028                                                                          16,450,000               16,783,606

Illinois Educational Facilities Authority, Revenue

   (Illinois Institute of Technology) 6.875%, 12/1/2015                                       7,250,000                7,903,370

Illinois Health Facilities Authority, Revenue

   (Mercy Hospital and Medical Center) 7%, 1/1/2015                                           7,500,000                5,646,075

Illinois Housing Development Authority:

   Multi-Family Housing (Lawndale Redevelopment Project)
      6.90%, 12/1/2026                                                                        8,750,000                9,174,988

   Multi-Family Program 6.75%, 9/1/2021                                                       8,750,000                8,950,200

      Section 8 Elderly Housing Revenue
      (Morningside North Development)

      6.85%, 1/1/2021 (Prerefunded 1/1/2003)                                                 11,220,000  (b)          11,983,970



                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Metropolitan Pier and Exposition Authority,
  Dedicated Tax Revenue

  (McCormick Place Expansion Project)

   5.375%, 12/15/2016 (Insured; FGIC)                                                        15,880,000               15,918,588

INDIANA--.4%

IPS School Building Corp., First Mortgage

   6.10%, 1/15/2020 (Prerefunded 7/15/2004)                                                  11,000,000  (b)          11,838,200

IOWA--.4%

Iowa Finance Authority, SFMR
  (Mortgage Backed Securities Program)

   6.65%, 7/1/2028                                                                            9,385,000                9,582,742

KANSAS--1.3%

Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA)                                                31,300,000               32,721,959

KENTUCKY--1.9%

City of Ashland, Sewage and Solid Waste Revenue

   (Ashland Inc. Project) 7.125%, 2/1/2022                                                   13,170,000               13,693,112

Kenton County Airport Board, Airport Revenue,

  Special Facilities (Delta Airlines Project)

   7.125%, 2/1/2021                                                                           8,455,000                8,718,035

Mount Sterling, LR (Kentucky League Cities Funding)

   6.10%, 3/1/2018                                                                            7,955,000                8,491,644

Pendleton County, Multi-County LR

   (Kentucky Associates Counties
   Leasing Trust Program)
   6.50%, 3/1/2019                                                                           18,500,000               19,187,645

LOUISIANA--.6%

Parish of West Feliciana, PCR
  (Gulf States Utilities-I)

   7.70%, 12/1/2014                                                                          14,000,000               14,644,700

MAINE--.6%

Maine Financial Authority, Solid Waste Revenue

  Recycling Facilities
  (Great Northern Paper, Inc. Project-
  Bowater Inc. Obligor)

   7.75%, 10/1/2022                                                                           8,165,000                8,576,516

Maine Housing Authority, Mortgage Purchase
   6.875%, 11/15/2023                                                                         7,435,000                7,735,448

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND--1.1%

Community Development Administration,

  Department of Housing and Community Development
  State of Maryland:

      8.586%, 4/1/2026                                                                        4,410,000  (a)           4,699,076

      7.485%, 7/1/2039                                                                        5,000,000  (a)           4,976,000

      (Single Family Program) 6.75%, 4/1/2026                                                19,860,000               20,311,219

MASSACHUSETTS--4.6%

Massachusetts, Consolidated Loan:

   6%, 2/1/2015                                                                              20,000,000               21,431,400

   5.25%, 6/1/2017                                                                           25,000,000               24,710,000

   5%, 8/1/2017                                                                               9,000,000                8,627,670

   5.25%, 8/1/2017                                                                           11,500,000               11,493,100

Massachusetts Development Finance Agency, Revenue
   (Boston University Issue)

   6%, 5/15/2059                                                                              9,000,000                9,166,050

Massachusetts Health and Educational
   Facilities Authority, Revenue

   (Brandeis University)
   4.75%, 10/1/2028 (Insured; MBIA)                                                          14,050,000               12,187,251

Massachusetts Housing Finance Agency, Revenue:

  Housing:

      6.50%, 7/1/2025 (Insured; AMBAC)                                                        4,140,000                4,277,614

      6.60%, 1/1/2037 (Insured; AMBAC)                                                        7,100,000                7,355,316

   Single Family Housing:

      7.125%, 6/1/2025                                                                       12,550,000               12,927,253

      6.65%, 12/1/2027                                                                        7,120,000                7,380,877

MICHIGAN--3.1%

Charter County of Wayne, Revenue:

  Airport (Detroit Metroplitan Wayne County Airport)

      5.375%, 12/1/2017 (Insured; MBIA)                                                      21,830,000               21,300,841

   Special Airport Facilities
      (Northwest Airlines, Inc., Facilities)

      6.75%, 12/1/2015                                                                        8,760,000                8,771,213

The Economic Development Corp. of the County of Gratiot,

   Limited Obligation EDR (Danly Die Set Project)
   7.625%, 4/1/2007                                                                           3,200,000                3,320,320

Michigan Hospital Finance Authority, Revenue

  Hospital, (Genesys Health System Obligated Group):

      8.125%, 10/1/2021 (Prerefunded 10/1/2005)                                              15,000,000  (b)          17,710,950

      7.50%, 10/1/2027 (Prerefunded 10/1/2005)                                               15,300,000  (b)          17,382,789

Michigan Housing Development Authority, SFMR
   7.885%, 12/1/2027                                                                         11,020,000  (a)          11,516,782


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MINNESOTA--2.7%

Minnesota Housing Finance Agency, Single Family Mortgage:

   6.90%, 7/1/2022                                                                            4,695,000                 4,837,493

   6.50%, 7/1/2024                                                                           15,270,000                15,771,161

   6.45%, 7/1/2025                                                                           27,780,000                28,678,405

Minnesota Public Facilities Authority, Water PCR:

   5%, 3/1/2014                                                                              12,755,000                12,576,558

   5%, 3/1/2015                                                                               7,425,000                 7,264,026

MISSOURI--.5%

Missouri Higher Education Loan Authority,
  Student Loan Revenue

   6.75%, 2/15/2009                                                                          11,500,000               12,109,155

NEBRASKA--.9%

Omaha Public Power District, Electric Revenue
   6.405%, 2/1/2014                                                                          22,400,000  (a)          24,101,728

NEVADA--2.3%

Clark County, IDR (Nevada Power Co. Project):

   5.50%, 10/1/2030                                                                          10,000,000                8,488,900

   5.60%, 10/1/2030                                                                          12,900,000               11,072,973

   5.90%, 10/1/2030                                                                          14,700,000               13,185,459

Clark County School District 5.50%, 6/15/2014 (Insured; FSA)                                  8,000,000                8,285,360

Nevada Housing Division (Single Family Program)
   6.80%, 4/1/2027                                                                            8,915,000                9,150,891

Washoe County Gas Facilities Revenue

  (Sierra Pacific Power Co. Project)

   6.70%, 11/1/2032 (Insured; MBIA)                                                          10,000,000               10,558,700

NEW HAMPSHIRE--2.4%

Business Finance Authority of the State of New Hampshire:

  PCR (Public Service Co. of New Hampshire Project)

      6%, 5/1/2021                                                                           15,500,000               14,657,575

   State Guaranteed Airport Revenue
      (Manchester Airport Project):

         6.50%, 1/1/2019                                                                     12,600,000               13,002,948

         6.375%, 1/1/2022                                                                     8,650,000                8,849,123

New Hampshire Housing Finance Authority:

  Multi-Family Housing:

      7.55%, 7/1/2013                                                                         4,205,000                4,554,225

      (Mariners Village Project)

         6.60%, 1/1/2038 (Insured; FHA)                                                       7,365,000                7,598,102

   Single Family Residential Mortgage:

      6.85%, 1/1/2025                                                                         7,785,000                7,968,103

      6.95%, 1/1/2026                                                                         6,955,000                7,151,548

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY--5.5%

New Jersey Economic Development Authority:

  PCR

    (Public Service Electric and Gas Co. Project)

      6.40%, 5/1/2032 (Insured; MBIA)                                                        32,040,000               33,643,922

   Special Facility Revenue (Continental Airlines, Inc. Project)

      6.40%, 9/15/2023                                                                       15,000,000               14,407,050

      6.25%, 9/15/2029                                                                       16,000,000               15,005,920

New Jersey Transportation Trust Fund Authority
   (Transportation System):

      6%, 6/15/2012 (Insured; FSA)                                                           24,665,000               27,128,787

      5.75%, 6/15/2018                                                                        7,750,000                8,179,970

      5.75%, 6/15/2020                                                                       12,645,000               13,312,277

New Jersey Turnpike Authority, Turnpike Revenue

   5.75%, 1/1/2017 (Insured; MBIA)                                                           30,000,000               31,261,800

NEW MEXICO--.4%

New Mexico Educational Assistance Foundation,
   Student Loan Revenue 7.45%, 3/1/2010                                                       5,090,000                5,437,698

New Mexico Mortgage Financing Authority 6.80%, 1/1/2026                                       5,500,000                6,061,055

NEW YORK--10.5%

Long Island Power Authority, Electric System General Revenue:

   5.50%, 12/1/2012 (Insured; FSA)                                                           10,000,000               10,542,200

   5.50%, 12/1/2013 (Insured; FSA)                                                           25,860,000               27,138,001

   5.125%, 12/1/2022 (Insured; FSA)                                                          20,455,000               19,337,748

New York City:

   6.375%, 8/15/2011 (Prerefunded 8/15/2005)                                                  6,565,000  (b)           7,190,973

   6.375%, 8/15/2011                                                                         24,720,000               26,636,294

   5%, 8/1/2014 (Insured; FSA)                                                               10,000,000                9,886,100

   5.50%, 5/15/2015 (Insured; MBIA)                                                          11,180,000               11,474,817

   5.375%, 8/1/2027 (Insured; MBIA)                                                          10,000,000                9,714,300

   5%, 3/15/2029 (Insured; FGIC)                                                             10,000,000                9,143,200

New York City Transitional Finance Authority, Revenue

   (Future Tax Secured) 5.50%, 11/1/2018                                                     29,105,000               29,364,617

New York State Dormitory Authority, Revenue:

   (City University) 7.50%, 7/1/2010                                                          5,000,000                5,766,850

   (New York and Presbyterian Hospital)

      4.75%, 8/1/2027 (Insured; AMBAC)                                                       35,200,000               30,838,368

   (State University Educational Facilities)

      5.875%, 5/15/2011 (Insured; FGIC)                                                       9,100,000                9,898,798

New York State Local Government Assistance Corp.

   4.375%, 4/1/2018 (Insured; FGIC)                                                          11,175,000                9,633,074


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Urban Development Corp. (Corporation Purpose)

   5.375%, 7/1/2022                                                                          18,550,000               18,175,105

Port Authority of New York and New Jersey

   4.25%, 10/1/2026 (Insured; FGIC)                                                          47,105,000               38,297,778

NORTH CAROLINA--2.3%

Charlotte:

   5.25%, 2/1/2015                                                                           12,130,000               12,282,717

   5.25%, 2/1/2016                                                                           13,930,000               14,009,958

   (Charlotte/Douglas International Airport)

      Special Facility Revenue 5.60%, 7/1/2027                                               20,280,000               16,365,352

North Carolina Housing Finance Agency,
   Single Family Revenue

   6.50%, 9/1/2026                                                                            5,570,000                5,697,052

Pitt County, Revenue (Pitt County Memorial Hospital)

   6.90%, 12/1/2021 (Prerefunded 12/1/2001)                                                  12,000,000  (b)          12,604,560

NORTH DAKOTA--.2%

North Dakota Housing Finance Agency

   (Housing Mortgage Finance Program) 6.75%, 7/1/2025                                         5,460,000                5,612,552

OHIO--1.8%

Cleveland:

   Airport Special Revenue (Continental Airlines Inc. Project)
      5.375%, 9/15/2027                                                                      14,100,000               11,378,982

   Waterworks Revenue and Improvement:

      5%, 1/1/2016 (Insured; FSA)                                                            10,000,000                9,641,300

      5%, 1/1/2017 (Insured; FSA)                                                            10,000,000                9,574,000

Cuyahoga County, HR (Meridia Health System)

   7%, 8/15/2023 (Prerefunded 8/15/2001)                                                      7,000,000  (b)           7,311,640

Ohio Turnpike Commission, Turnpike Revenue
   4.50%, 2/15/2024 (Insured; FGIC)                                                          10,330,000                8,754,675

OKLAHOMA--.5%

Claremore Industrial and Redevelopment Authority, EDR

   (Yuba Project) 8.375%, 7/1/2011                                                            7,500,000                7,720,275

Southern Oklahoma Memorial Hospital Authority, HR

   6.60%, 12/1/2012 (Prerefunded 12/1/2002)                                                   5,725,000  (b)           6,081,954

PENNSYLVANIA--.4%

Delaware County Industrial Development Authority,
  Water Facilities Revenue

   (Philadelphia Suburban Water)
   6.35%, 8/15/2025 (Insured; FGIC)                                                          10,000,000               10,411,100

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

RHODE ISLAND--1.2%

Rhode Island Housing and Mortgage Finance Corp.

  (Homeownership Opportunity):

      6.95%, 4/1/2022                                                                         8,105,000                8,525,163

      6.60%, 10/1/2025                                                                       10,210,000               10,577,764

      6.50%, 4/1/2027                                                                        11,835,000               12,097,145

SOUTH CAROLINA--1.0%

Piedmont Municipal Power Agency, Electric Revenue

   6.60%, 1/1/2021                                                                            8,635,000                8,634,223

Richland County, Solid Waste Disposal Facilities Revenue

   (Union Camp Corp. Project) 7.125%, 9/1/2021                                                6,250,000                6,431,688

South Carolina Housing Finance and Development Authority,

  Mortgage Revenue:

      6.75%, 7/1/2026                                                                         4,145,000                4,254,718

      6.70%, 7/1/2027                                                                         5,660,000                5,819,895

TENNESSEE--.6%

Montgomery County Health, Educational and
  Housing Facility Board,
  HR, Refunding and Improvement
  (Clarksville Regional Health System)

   5.375%, 1/1/2028                                                                           8,950,000                7,142,637

Tennessee Housing Development Agency,
   Mortgage Finance 6.55%, 7/1/2026                                                           7,705,000                7,878,285

TEXAS--6.2%

Alliance Airport Authority Inc., Special Facilities Revenue

   7.828%, 4/1/2021                                                                          28,035,000  (a)          27,935,756

Angelina and Neches River Authority, SWDR
   (Champion International Corp. Project)

   7.375%, 5/1/2015                                                                           5,570,000                5,772,080

Bell County Health Facilities Development Corp.,
   Retirement Facility Revenue

   (Buckner Retirement Services, Inc. Obligated Group Project)

   5.25%, 11/15/2028                                                                         17,500,000               14,484,225

Gulf Coast Waste Disposal Authority, Revenue:

   (Champion International Corp.) 7.375%, 10/1/2025                                          12,000,000               12,494,040

   Solid Waste Disposal (Occidental Petroleum Corp. Project)
      7%, 11/1/2020                                                                           7,725,000                8,006,654

Harris County Hospital District, Mortgage Revenue

   7.40%, 2/15/2010 (Insured; AMBAC)                                                          8,355,000                9,553,441

Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009
   (Insured; FGIC) (Prerefunded 7/1/2001)                                                    12,225,000  (b)          12,497,984

Houston, Water and Sewer System Revenue (Junior Lein)

   Zero Coupon, 12/1/2026 (Insured; FSA)                                                     88,795,000               19,645,006


                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Rio Grande Valley Health Facilities Development Corp., HR

  (Valley Baptist Medical Center Project)

   6.40%, 8/1/2016 (Insured; MBIA)                                                           11,200,000               11,592,784

Tarrant County Health Facilities Development Corp.,
   Health System Revenue

   (Texas Health Resources System)
   5.75%, 2/15/2014 (Insured; MBIA)                                                           9,470,000                9,607,220

Texas:

   8.385%, 12/1/2020                                                                          7,605,000  (a)           8,102,975

   GO (Veterans Housing Assistance Fund) 7%, 12/1/2025                                        7,915,000                8,329,904

Texas Public Property Finance Corp., Revenue

   (Mental Health and Retardation Project)
   8.75%, 11/1/2010 (Prerefunded 11/1/2000)                                                   4,745,000  (b)           4,871,122

Tomball Hospital Authority, HR (Tomball Regional Hospital)

   6%, 7/1/2029                                                                              10,000,000                8,645,900

UTAH--1.3%

Carbon County, SWDR (Sunnyside Cogeneration):

   7.10%, 8/15/2023                                                                           9,970,000                9,556,843

   Zero Coupon, 8/15/2024                                                                     3,090,000                  508,058

Tooele County, Hazardous Waste Treatment Revenue

   (Union Pacific Project) 5.70%, 11/1/2026                                                  22,600,000               19,876,248

Utah Housing Finance Agency, Single Family Mortgage

   6.65%, 7/1/2027                                                                            4,555,000                4,672,382

VERMONT--.4%

Vermont Housing Finance Agency, Single Family Housing
   6.875%, 5/1/2025                                                                          10,500,000               10,743,915

VIRGINIA--.4%

Chesapeake Bay Bridge and Tunnel Commission,
  General Resolution Revenue

   5.50%, 7/1/2025 (Insured; MBIA)                                                            7,000,000                7,108,990

Giles County Industrial Development Authority,

  Solid Waste Disposal Facility Revenue
  (Hoechst Celanese Corp. Project)

   6.625%, 12/1/2022                                                                          4,715,000                4,746,355

WASHINGTON--2.1%

Central Puget Sound Regional Transit Authority,
   Sales Tax Motor Vehicle Excise Tax Revenue
   4.75%, 2/1/2028 (Insured; FGIC)                                                           50,100,000               43,374,576

Public Utility District No. 1 of Chelan County,

   Chelan Hydro Consolidated System Revenue
   6.55%, 7/1/2023                                                                           10,000,000               10,287,900

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WEST VIRGINA--.3%

Braxton County, SWDR
   (Weyerhaeuser Co. Project) 6.50%, 4/1/2025                                                 8,000,000                8,097,440

WISCONSIN--1.1%

Madison, IDR (Madison Gas and Electric Co. Project)

   6.75%, 4/1/2027                                                                           10,000,000               10,426,600

Wisconsin Health and Educational Facilities Authority,
   Revenue (Aurora Health Care, Inc.) 5.60%, 2/15/2029                                       22,000,000               18,587,140

WYOMING--.6%

Sweetwater County, SWDR (FMC Corp. Project)
   6.90%, 9/1/2024                                                                           16,225,000               16,446,958

U.S. RELATED--1.1%

Commonwealth of Puerto Rico, Public Improvement

   5.25%, 7/1/2016 (Insured; FSA)                                                             6,500,000                6,636,500

Puerto Rico Highway and Transportation Authority,
   Transportation Revenue 6%, 7/1/2039                                                       20,050,000               21,126,284

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $2,521,693,953)                                                                                           2,506,926,553
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--2.0%
------------------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--.4%

District of Columbia, General Fund Recovery, VRDN
   4.35% (LOC; Bank of America)                                                              10,500,000  (e)          10,500,000

FLORIDA--.1%

Hillsborough County Industrial Development Authority,
   PCR, VRDN (Tampa Electric Co. Project) 4.45%                                               2,500,000  (e)           2,500,000

GEORGIA--.2%

Monroe County Development Authority, PCR, VRDN

   (Gulf Power Co. Plant) 4.40%                                                               4,000,000  (e)           4,000,000

KANSAS--.2%

Butler County, Solid Waste Disposal and Cogeneration Revenue,
   VRDN     (Texaco Refining and Marketing) 4.45%                                             4,000,000  (e)           4,000,000

KENTUCKY--.2%

Louisville and Jefferson County Regional Airport Authority,
  Special Facilities Revenue,VRDN

   (United Parcel Service Worldwide Forwarding) 4.30%                                         6,500,000  (e)           6,500,000

MINNESOTA--.1%

Beltrami County, Environmental Control Revenue, VRDN
  (Northwood Panelboard Co. Project)

   4.35% (LOC; Union Bank of Switzerland)                                                     1,300,000  (e)           1,300,000


                                                                                              Principal

SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OREGON--.2%

Port Morrow EIR, VRDN

   (Portland General Electric Co.) 4.50%                                                      5,000,000  (e)           5,000,000

PENNSYLVANIA--.1%

Geisinger Authority Health System, Revenue, VRDN

   (Pennsylvania State Geisinger Health)
   4.30% (Prerefunded 12/1/2000)                                                              3,200,000  (b,e)         3,200,000

TEXAS--.5%

Brazos River Authority, PCR, VRDN (Texas Utilities Electric Co.)

   4.45% (Insured: MBIA)                                                                      4,900,000  (e)           4,900,000

Brazos River Harbor Navigation District, Harbor Revenue, VRDN

   (BASF Corp. Project) 4.45%                                                                 5,000,000  (e)           5,000,000

West Side Calhoun County Navigation District,
   Environmental Facilities Revenue

   (BP Chemicals Inc. Project) 4.45%                                                          3,500,000  (e)           3,500,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $50,400,000)                                                                                                 50,400,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,572,093,953)                                                           98.4%            2,557,326,553

CASH AND RECEIVABLES (NET)                                                                         1.6%               42,316,967

NET ASSETS                                                                                       100.0%            2,599,643,520

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond

                             Assurance Corporation

COP                       Certificate of Participation

EDR                       Economic Development Revenue

EIR                       Environmental Improvement

                             Revenue

FGIC                      Financial Guaranty Insurance

                             Company

FHA                       Federal Housing Administration

FSA                       Financial Security Assurance

GO                        General Obligation

HR                        Hospital Revenue

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond

                             Investors Assurance

                             Insurance Corporation

PCR                       Pollution Control Revenue

SFMR                      Single Family Mortgage Revenue

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              43.8

AA                               Aa                              AA                                               19.9

A                                A                               A                                                11.4

BBB                              Baa                             BBB                                              11.6

BB                               Ba                              BB                                                3.8

B                                B                               B                                                  .8

F1                               MIG1/P1                         SP1/A1                                            2.3

Not Rated (f)                    Not Rated (f)                   Not Rated (f)                                     6.4

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT AUGUST 31, 2000,
THESE SECURITIES AMOUNTED TO $20,144,335 OR .8% OF NET ASSETS.

(D)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENT IN DEFAULT.

(E)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(F)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF ASSETS AND LIABILITIES

August 31, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         2,572,093,953  2,557,326,55

Cash                                                                  4,711,394

Interest receivable                                                  39,199,726

Receivable for investment securities sold                               559,395

Prepaid expenses                                                         10,874

                                                                  2,601,807,942
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,423,515

Payable for shares of Common Stock redeemed                             463,534

Accrued expenses                                                        277,373

                                                                      2,164,422
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    2,599,643,520
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    2,660,946,14

Accumulated net realized gain (loss) on investments                 (46,535,220)

Accumulated net unrealized appreciation (depreciation)

   on investments--Note 4                                           (14,767,400)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    2,599,643,520
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(600 million shares of $.001 par value Common Stock authorized)     222,599,307

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)
                                                                          11.68

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF OPERATIONS

Year Ended August 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                    160,169,654

EXPENSES:

Management fee--Note 3(a)                                           15,806,110

Shareholder servicing costs--Note 3(b)                               3,220,686

Professional fees                                                      646,486

Custodian fees                                                         120,550

Prospectus and shareholders' reports                                    76,674

Directors' fees and expenses--Note 3(c)                                 61,353

Registration fees                                                       29,294

Loan commitment fees--Note 2                                            26,385

Miscellaneous                                                           50,944

TOTAL EXPENSES                                                      20,038,482

Less--reduction in management fee due to

   undertaking--Note 3(a)                                             (135,377)

NET EXPENSES                                                        19,903,105

INVESTMENT INCOME--NET                                             140,266,549
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (45,475,090)

Net unrealized appreciation (depreciation) on investments           33,496,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (11,978,814)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               128,287,735

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended August 31,
                                              ----------------------------------

                                                     2000                1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        140,266,549          156,378,634

Net realized gain (loss) on investments      (45,475,090)           13,558,522

Net unrealized appreciation (depreciation)
   on investments                             33,496,276          (242,364,572)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 128,287,735           (72,427,416)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                      (140,266,549)        (156,378,634)

Net realized gain on investments                 (48,282)         (57,678,882)

TOTAL DIVIDENDS                             (140,314,831)        (214,057,516)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 373,968,838       1,019,336,546

Dividends reinvested                           87,765,857         139,183,667

Cost of shares redeemed                     (689,270,579)      (1,367,812,152)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               (227,535,884)        (209,291,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS     (239,562,980)        (495,776,871)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         2,839,206,500        3,334,983,371

END OF PERIOD                               2,599,643,520        2,839,206,500
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    33,177,785           81,694,255

Shares issued for dividends reinvested          7,734,165           11,145,811

Shares redeemed                              (60,914,533)         (109,685,516)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (20,002,583)        (16,845,450)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                            Year Ended August 31,
                                                                 -------------------------------------------------------------------

                                                                 2000           1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            11.70          12.85          12.55         12.23          12.41

Investment Operations:

Investment income--net                                            .60            .62            .64           .67            .69

Net realized and unrealized

   gain (loss) on investments                                    (.02)          (.93)            .37           .33          (.18)

Total from Investment Operations                                  .58           (.31)           1.01          1.00            .51

Distributions:

Dividends from investment income--net                            (.60)          (.62)          (.64)         (.67)          (.69)

Dividends from net realized
   gain on investments                                            .00(a)        (.22)          (.07)         (.01)             --

Total Distributions                                              (.60)          (.84)          (.71)         (.68)          (.69)

Net asset value, end of period                                  11.68          11.70          12.85         12.55          12.23
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 5.28         (2.60)           8.36          8.24           4.16
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .76           .73             .73           .71           .71

Ratio of net investment income

   to average net assets                                         5.32          4.98            5.04          5.39          5.57

Decrease reflected in above expense

   ratios due to undertakings by
   The Dreyfus Corporation                                        .01           .00(b)          .01            --            --

Portfolio Turnover Rate                                         40.51         55.77           63.07         66.89         64.48
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                              2,599,644     2,839,207       3,334,983     3,454,776     3,572,286

(A) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(B) AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Municipal Bond Fund, Inc. (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation (" DSC" ), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such
securities    are    primarily     The    Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $23,293 during the period ended August 31, 2000 based on available cash balances left on deposit. Interest earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The  fund  has  an  unused  capital  loss carryover of approximately $13,171,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2000. This amount
is    calculated    based    on    Federal    income

tax regulations which may differ from financial reporting in accordance with generally accepted accounting principles. If not applied, the carryover expires in fiscal 2008.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended August 31, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager had undertaken from September 1, 1999 through August 31, 2000, to reduce the management fees paid by, or reimburse such excess expenses of the fund, to the extent that the fund' s aggregate annual expenses, excluding taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .74 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $135,377 during the period ended August 31, 2000.

(b) Under the Shareholder Services Plan, the fund reimburses DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder
inquiries    regarding    the    fund     The    Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2000, the fund was charged $2,010,405 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2000, the fund was charged $946,352 pursuant to the transfer agency agreement.

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days of their issuance, including redemptions made through the use of the fund's exchange privilege. Prior to June 1, 2000, this fee was chargeable within fifteen days following the date of issuance of such shares. During the period ended August 31, 2000, redemption fees charged and retained by the fund amounted to $32,477.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2000, amounted to $1,037,001,521 and $1,333,179,353, respectively.

At  August  31, 2000, accumulated net unrealized depreciation on investments was
$14,767,400,   consisting  of  $80,879,689  gross  unrealized  appreciation  and
$95,647,089 gross unrealized depreciation.

At August 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Bond Fund, Inc., including the statement of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund, Inc. at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

October 9, 2000

                                                             The Fund



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2000 as " exempt-interest dividends" (not generally subject to regular Federal income tax).

As required by Federal tax law rules, shareholders will receive notification of their portion of the fund' s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2000 calendar year on Form 1099-DIV which will be mailed by January 31, 2001.


                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Municipal Bond Fund, Inc.

                        200 Park Avenue

                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Custodian

                        The Bank of New York

                        100 Church Street

                        New York, NY 10286

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   054AR008